Segmented Information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Operating Segments [Abstract]
Summary of Reportable Segments

The Company’s reportable segments are summarized in the following tables:

	Organoclay $	Lithium Nevada $	Cauchari-Olaroz $	Corporate $	Total $
As at December 31, 2017
Property, plant and equipment	17,011	1,018	-	41	18,070
Exploration and evaluation assets	-	2,104	-	-	2,104
Total assets	19,745	3,642	19,637	70,467	113,491
Total liabilities	(1,323)	(896)	-	(2,505)	(4,724)
For the year ended December 31, 2017
Property, plant and equipment expenditures	891	143	-	27	1,061
Sales	4,290	-	-	-	4,290
Inventory write-down	774	-	-	-	774
Net loss	3,043	5,183	4,850	20,174	33,250
Exploration expenditures	-	3,868	471	-	4,339
Depreciation	776	157	-	6	939
Organoclay research and development	423	-	-	-	423

	Organoclay $	Lithium Nevada $	Cauchari- Olaroz $	Corporate $	Total $
As at December 31, 2016
Property, plant and equipment	17,450	1,033	-	19	18,502
Exploration and evaluation assets	-	1,447	-	-	1,447
Total assets	18,585	3,056	13,136	10,524	45,301
Total liabilities	(1,513)	(291)	-	(1,074)	(2,878)
For the fifteen months ended December 31, 2016
Property, plant and equipment expenditures	681	14	2	6	703
Sales	1,154	-	-	-	1,154
Inventory write-down	648	-	-	-	648
Net loss	2,871	3,335	3,987	17,531	27,724
Exploration expenditures	-	2,472	976	-	3,448
Depreciation	720	168	-	6	894
Organoclay research and development	536	-	-	-	536

Schedule of Non-current Assets and Revenue by Geographical Segment

The Company’s non-current assets and revenues are segmented geographically as follows:

	Canada $	United States $	Germany $	Argentina $	Total $
Non-current assets (1)
As at December 31, 2017	41	19,377	756	19,637	39,811
As at December 31, 2016	19	19,062	868	13,136	33,085
Revenue
For the year ended December 31, 2017	-	4,290	-	-	4,290
For the fifteen months ended December 31, 2016	-	1,154	-	-	1,154

[1]Non-current assets attributed to geographical locations exclude deferred income tax assets and financial and other assets.